Risk management - Schedule of on-balance-sheet encumbered assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 1,867,515	€ 1,837,081	€ 1,797,062
Encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	304,923
Encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	152,500
Encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	11,400
Fair value of assets	11,400
Encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	117,900
Fair value of assets	118,500
Encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	23,100
Non-encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,562,700
Non-encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,149,400
Non-encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	18,700
Fair value of assets	0
Non-encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	182,200
Fair value of assets	180,700
Non-encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 212,400